Segment information (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Customer A
Customers accounting for more than 5% of the Group's revenue	9%	19%	15%
Customer B
Customers accounting for more than 5% of the Group's revenue	8%	0%	0%
Customer C
Customers accounting for more than 5% of the Group's revenue	6%	10%	0%
Customer D
Customers accounting for more than 5% of the Group's revenue	0%	5%	0%
Customer E
Customers accounting for more than 5% of the Group's revenue	0%	0%	7%